Investments (Amortized Cost and Fair Value of Available-For-Sale and Held-To-Maturity Securities and Related Gross Unrealized Gains and Losses) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale securities, Amortized Cost	18,063,376	18,295,938
Available-for-sale securities, Gross Unrealized Gains	598,851	515,240
Available-for-sale securities, Gross Unrealized Losses	(25,966)	(100,386)
Available-for-sale securities, Fair Value	18,636,261	18,710,792
Held-to-maturity securities, Amortized Cost	13,075,976	12,609,767
Held-to-maturity securities, Gross Unrealized Gains	405,680	161,041
Held-to-maturity securities, Gross Unrealized Losses	(9,122)	(38,530)
Held-to-maturity securities, Fair Value	13,472,534	12,732,278
Debt Securities [Member] | Korean Treasury and Government Agencies [Member]
Available-for-sale securities, Amortized Cost	8,093,940	7,854,735
Available-for-sale securities, Gross Unrealized Gains	123,560	67,843
Available-for-sale securities, Gross Unrealized Losses	(4,283)	(30,976)
Available-for-sale securities, Fair Value	8,213,217	7,891,602
Held-to-maturity securities, Amortized Cost	10,524,954	8,991,806
Held-to-maturity securities, Gross Unrealized Gains	333,178	106,419
Held-to-maturity securities, Gross Unrealized Losses	(7,250)	(34,254)
Held-to-maturity securities, Fair Value	10,850,882	9,063,971
Debt Securities [Member] | Corporate [Member]
Available-for-sale securities, Amortized Cost	1,264,179	1,182,982
Available-for-sale securities, Gross Unrealized Gains	29,776	104,782
Available-for-sale securities, Gross Unrealized Losses	(8,922)	(6,247)
Available-for-sale securities, Fair Value	1,285,033	1,281,517
Held-to-maturity securities, Amortized Cost	572,838	379,607
Held-to-maturity securities, Gross Unrealized Gains	14,755	3,783
Held-to-maturity securities, Gross Unrealized Losses	(674)	(1,448)
Held-to-maturity securities, Fair Value	586,919	381,942
Debt Securities [Member] | Financial Institutions [Member]
Available-for-sale securities, Amortized Cost	5,945,592	6,335,659
Available-for-sale securities, Gross Unrealized Gains	67,230	84,398
Available-for-sale securities, Gross Unrealized Losses	(12,590)	(15,294)
Available-for-sale securities, Fair Value	6,000,232	6,404,763
Held-to-maturity securities, Amortized Cost	1,585,449	2,994,994
Held-to-maturity securities, Gross Unrealized Gains	52,167	47,537
Held-to-maturity securities, Gross Unrealized Losses	(594)	(2,828)
Held-to-maturity securities, Fair Value	1,637,022	3,039,703
Debt Securities [Member] | Asset-Backed Securities [Member]
Available-for-sale securities, Amortized Cost	1,801,965	1,998,573
Available-for-sale securities, Gross Unrealized Gains	8,844	1,082
Available-for-sale securities, Gross Unrealized Losses	(171)	(1,372)
Available-for-sale securities, Fair Value	1,810,638	1,998,283
Held-to-maturity securities, Amortized Cost	392,735	243,360
Held-to-maturity securities, Gross Unrealized Gains	5,580	3,302
Held-to-maturity securities, Gross Unrealized Losses	(604)
Held-to-maturity securities, Fair Value	397,711	246,662
Debt Securities [Member]
Available-for-sale securities, Amortized Cost	17,105,676	17,371,949
Available-for-sale securities, Gross Unrealized Gains	229,410	258,105
Available-for-sale securities, Gross Unrealized Losses	(25,966)	(53,889)
Available-for-sale securities, Fair Value	17,309,120	17,576,165
Equity Securities [Member]
Available-for-sale securities, Amortized Cost	957,700	923,989
Available-for-sale securities, Gross Unrealized Gains	369,441	257,135
Available-for-sale securities, Gross Unrealized Losses		(46,497)
Available-for-sale securities, Fair Value	1,327,141	1,134,627